Annual Total Returns[BarChart] - Direxion Daily SP 500 Bear 3X Shares - Direxion Daily S&P 500® Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.89%)	(42.74%)	(60.63%)	(38.00%)	(18.07%)	(35.90%)	(44.46%)	3.40%	(56.62%)	(70.44%)